UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net cash (used in) generated from operating activities	$ 52,664	¥ 361,657	¥ (75,202)	$ 41,129	¥ 283,677	¥ 417,879	¥ 118,670
Cash flows from investing activities:
Payment for purchases of property and equipment	(2,566)	(17,619)	(8,907)	(5,281)	(36,425)	(63,973)	(112,750)
Payment for purchases of intangible assets			(378)	(407)	(2,805)	(1,997)	(1,223)
Payment for purchases of short-term investments	(193,423)	(1,328,350)	(672,850)	(424,955)	(2,931,000)	(4,303,920)	(3,395,902)
Proceeds from maturities of short-term investments	194,021	1,332,460	674,610	402,773	2,778,005	4,312,665	3,419,348
Repayment of loans from third parties						15,000
Loans to third parties							(15,000)
Net cash used in investing activities	(1,968)	(13,509)	(7,525)	(27,870)	(192,225)	(42,225)	(105,527)
Cash flows from financing activities:
Acquisition of non-controlling interest				(51)	(350)		(780)
Proceeds from borrowings	5,824	40,000	58,000	28,852	199,000	218,434	127,507
Repayment of borrowings	(143)	(980)	(1,230)	(19,498)	(134,480)	(230,430)	(78,716)
Repurchase of ordinary shares						(111,260)
Distribution to shareholders						(20,645)
Proceeds from initial public offering				58,005	400,068
Payment for initial public offering costs			(318)	(1,149)	(7,928)	(17,179)
Net cash generated from financing activities	5,681	39,020	56,452	66,159	456,310	(161,080)	48,011
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(205)	(1,402)	(717)	408	2,816	(8,181)
Net (decrease) increase in cash and cash equivalents and restricted cash	56,172	385,766	(26,992)	79,826	550,578	206,393	61,154
Cash and cash equivalents and restricted cash at the beginning of the period	230,544	1,590,107	1,039,529	150,718	1,039,529	833,136	771,982
Cash and cash equivalents and restricted cash at the end of the period	287,710	1,975,873	1,012,537	230,544	1,590,107	1,039,529	833,136
Supplemental disclosure of cash flow information:
Income tax paid	2,578	17,708	4,623	12,003	82,784	88,946	38,955
Interest paid	371	2,549	1,337	674	4,647	5,701	1,754
Supplemental disclosure of non-cash investing and financing activities:
Payable for purchase of property and equipment	1,178	8,092	25,241	1,829	12,617	38,357	41,941
Interest payable	365	¥ 2,508	3,426	454	3,130	1,276	2,414
Payable for initial public offering costs			8,591	1,331	¥ 9,177	6,181
Accretion to the redemption value of redeemable Series A shares						¥ 15,115	52,881
Supplemental disclosure of cash and cash equivalents and restricted cash:
Cash and cash equivalents	287,572		1,011,591	230,407			824,546	¥ 1,589,161
Restricted cash	138		946	137			8,590	946
Total cash and cash equivalents, and restricted cash	$ 287,710		¥ 1,012,537	$ 230,544			¥ 833,136	¥ 1,590,107